22. Leasing transactions (Tables)	12 Months Ended
Dec. 31, 2017
Leasing Transactions Tables
Minimum rental payment on termination
	2017	2016
Minimum payments on the termination date	392	339
	392	339

Contingent lease payments
Expenses (Income) for the year	2017	2016
Contingent payments	484	504
Non contingent payments	453	368
Sublease rentals (*)	(174)	(145)

(*) Refers to lease agreements receivable from commercial shopping malls.

Finance lease
	2017	2016
Financial lease liability –minimum rental payments:
Up to 1 year	51	41
1 - 5 years	117	144
Over 5 years	27	30
Present value of finance lease agreements	195	215

Future financing charges	185	207
Gross amount of finance lease agreements	380	422